First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 27.7%
$12,000,000	U.S. Treasury Bill	(a)	10/12/23	$11,982,425
12,000,000	U.S. Treasury Bill	(a)	11/09/23	11,932,993
12,000,000	U.S. Treasury Bill	(a)	11/16/23	11,920,650
12,000,000	U.S. Treasury Bill	(a)	12/14/23	11,871,155
	Total U.S. Treasury Bills			47,707,223
	(Cost $47,706,931)
U.S. GOVERNMENT BONDS AND NOTES – 26.5%
12,000,000	U.S. Treasury Note	0.25%	06/15/24	11,568,677
12,000,000	U.S. Treasury Note	0.38%	09/15/24	11,436,155
12,000,000	U.S. Treasury Note	1.00%	12/15/24	11,397,656
12,000,000	U.S. Treasury Note	0.50%	03/31/25	11,186,719
	Total U.S. Government Bonds and Notes			45,589,207
	(Cost $45,712,670)

Shares	Description	Value
MONEY MARKET FUNDS – 20.4%
16,000,000	Dreyfus Government Cash Management Fund, Institutional Shares - 5.22% (b)	16,000,000
19,000,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.20% (b)	19,000,000
	Total Money Market Funds	35,000,000
	(Cost $35,000,000)

Total Investments – 74.6%	128,296,430
(Cost $128,419,601)

Net Other Assets and Liabilities – 25.4%	43,758,300
Net Assets – 100.0%	$172,054,730
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2023:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	123	$11,340,600	Oct–23	$441,794
Cattle Feeder Futures	43	5,480,350	Nov–23	(11,477)
Cocoa Futures	303	10,356,540	Dec–23	(284,675)
Cotton No. 2 Futures	159	6,928,425	Dec–23	54,100
Gasoline RBOB Futures	41	4,131,939	Oct–23	(144,633)
Gasoline RBOB Futures	62	6,118,359	Nov–23	(347,217)
Gold 100 Oz. Futures	50	9,330,500	Dec–23	(505,345)
Kansas City Hard Red Winter Wheat Futures	181	6,006,937	Dec–23	(793,157)
Lean Hogs Futures	72	2,067,120	Dec–23	(91,698)
Live Cattle Futures	68	5,111,560	Dec–23	(62,403)
LME Lead Futures	161	8,738,275	Dec–23	(64,331)
LME Zinc Futures	17	1,127,419	Dec–23	58,075
Low Sulphur Gasoil “G” Futures	110	10,194,250	Dec–23	831,953
NY Harbor ULSD Futures	63	8,355,539	Nov–23	350,968
Soybean Futures	159	10,136,250	Nov–23	(355,025)
Soybean Meal Futures	308	11,740,960	Dec–23	(352,251)
Soybean Oil Futures	590	19,763,820	Dec–23	(1,367,161)
Sugar #11 (World) Futures	145	4,300,352	Feb–24	(69,004)
WTI Crude Futures	90	7,992,000	Nov–23	32,916
		$149,221,195		$(2,678,571)

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Futures Contracts Short:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Coffee “C” Futures	151	$(8,275,744)	Dec–23	$559,323
Copper Futures	31	(2,896,563)	Dec–23	(20,406)
Corn Futures	283	(6,746,013)	Dec–23	78,515
LME Aluminium Futures	63	(3,705,188)	Dec–23	(294,560)
LME Nickel Futures	29	(3,247,014)	Dec–23	164,843
Natural Gas Futures	241	(7,058,890)	Oct–23	505,287
Silver Futures	24	(2,694,000)	Dec–23	77,760
Wheat Futures	295	(7,987,125)	Dec–23	1,064,216
		$(42,610,537)		$2,134,978
	Total	$106,610,658		$(543,593)

(a)	Zero coupon bond.
(b)	Rate shown reflects yield as of September 30, 2023.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows:
ASSETS TABLE
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 47,707,223	$ —	$ 47,707,223	$ —
U.S. Government Bonds and Notes	45,589,207	—	45,589,207	—
Money Market Funds	35,000,000	35,000,000	—	—
Total Investments	128,296,430	35,000,000	93,296,430	—
Futures Contracts	4,219,750	4,219,750	—	—
Total	$ 132,516,180	$ 39,219,750	$ 93,296,430	$—

LIABILITIES TABLE
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (4,763,343)	$ (4,763,343)	$ —	$ —